Earnings Per Share	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share
	For the three months ended September 30,		For the nine months ended September 30,

	2014	2013	2014	2013
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$270,843	$272,974	$709,947	$760,997

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,711,512	301,310,149	301,999,288	302,158,886
Preference shares outstanding(1)	-	-	-	2,590,857
Total weighted average shares outstanding	302,711,512	301,310,149	301,999,288	304,749,743
Potentially dilutive Ordinary shares	571,521	445,648	416,688	637,188
Total weighted average Ordinary shares outstanding assuming dilution	303,283,033	301,755,797	302,415,976	302,796,074

Basic earnings per share	$0.89	$0.91	$2.35	$2.50
Fully diluted earnings per share	0.89	0.90	2.35	2.49

(1) As of the preference share conversion on June 28, 2013, the Company no longer has two classes of shares outstanding.

8. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2014 and 2013: